NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2011

The following item is added to the list of non-fundamental restrictions in the section “Investment Restrictions”:

(4) With respect to Nuveen All-American Municipal Bond Fund and Nuveen High Yield Municipal Bond Fund, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NATSAI-0412P